Annual Total Returns [BarChart] - PGIM Government Money Market Fund - Class Z	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2010	0.03%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.02%
Annual Return 2017	0.37%
Annual Return 2018	1.46%
Annual Return 2019	1.83%

[1]	The total return of the Fund’s Class Z shares for the period from January 1, 2020 through June 30, 2020 was 0.26%.